July 9, 2007

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Form N-14 for the Calvert Social Small Cap Growth Portfolio, a series of Calvert Variable Series, Inc.

Ladies and Gentlemen:

Transmitted is a Form N-14 for the Calvert Social Small Cap Growth Portfolio, a series of Calvert Variable Series, Inc., pursuant to Rule 14a-6 of the Securities and Exchange Act of 1934.

The purpose of the prospectus/proxy is to obtain shareholder approval to reorganize the assets of the Calvert Social Small Cap Growth Portfolio into the Calvert Social Mid Cap Growth Portfolio, both series of Calvert Variable Series, Inc.

Please note that I have omitted the Pro Formas, with the intent of incorporating them into this filing via a pre-effective amendment. As the facing page of this filing indicates, this filing includes a delaying amendment pursuant to Rule 473 of the Securities Act of 1933.

Please feel free to contact me at 301-657-7045 with any questions about this filing.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King
Associate General Counsel

cc: Sally Samuel